SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2023 customer segment	Dec. 31, 2022 customer
Revenue, Major Customer [Line Items]
Number of reportable segments | segment	1
Number of customers	5	8
Number of top customers	4	4
Revenue benchmark | Top Customers | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	92.10%	87.90%
Revenue benchmark | Customer one | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	23.50%	28.80%
Revenue benchmark | Customer two | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	35.50%	20.80%
Revenue benchmark | Customer three | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	16.90%	20.00%
Revenue benchmark | Customer four | Customer concentration risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	16.20%	18.30%